COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS [Abstract]
Commitments outstanding for the purchase of property, plant and equipment	$ 20,497,143
Lease expense	580,724	612,856	32,136
2013	161,742
2014	47,542
Total	$ 209,284